Note F - Goodwill and Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning of year	$ 7,371	$ 7,801	$ 1,267
Acquired goodwill			6,534
Impairment	0	0
Finalization of Milton acquisition accounting		(430)
End of year	$ 7,371	$ 7,371	$ 7,801